Vanguard® Capital Opportunity Fund
Schedule of Investments (unaudited)
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.5%)
Communication Services (5.5%)
*	Alphabet Inc. Class A	147,350	359,798
*	Alphabet Inc. Class C	132,200	331,336
*	Baidu Inc. ADR	1,549,310	315,904
*	Facebook Inc. Class A	224,000	77,887
	Electronic Arts Inc.	402,100	57,834
*	Take-Two Interactive Software Inc.	107,920	19,104
*	Live Nation Entertainment Inc.	153,850	13,476
*	ZoomInfo Technologies Inc. Class A	215,700	11,253
*	Walt Disney Co.	48,757	8,570
*	Snap Inc. Class A	22,500	1,533
*	Pinterest Inc. Class A	16,250	1,283
*	Madison Square Garden Sports Corp.	3,100	535
*	Madison Square Garden Entertainment Corp.	3,100	260
			1,198,773
Consumer Discretionary (11.6%)
*	Alibaba Group Holding Ltd. ADR	2,102,700	476,850
*	Tesla Inc.	618,130	420,143
*	CarMax Inc.	1,994,697	257,615
*	Amazon.com Inc.	73,200	251,820
	TJX Cos. Inc.	2,919,200	196,812
*	XPeng Inc. ADR	4,173,919	185,405
	Sony Group Corp. ADR	1,492,250	145,077
*	Entain plc	4,634,192	111,979
*	Capri Holdings Ltd.	1,525,000	87,215
*	Royal Caribbean Cruises Ltd.	830,400	70,816
*	Carnival Corp.	2,542,545	67,021
	eBay Inc.	610,300	42,849
	Ross Stores Inc.	342,400	42,458
*	DoorDash Inc. Class A	161,700	28,836
*	Burlington Stores Inc.	80,850	26,033
*	Marriott International Inc. Class A	131,300	17,925
*	Norwegian Cruise Line Holdings Ltd.	571,425	16,806
	Newell Brands Inc.	600,000	16,482
*	Las Vegas Sands Corp.	269,200	14,184
*	Hilton Worldwide Holdings Inc.	76,333	9,207
*	Ulta Beauty Inc.	23,000	7,953
	Restaurant Brands International Inc.	88,500	5,703
	Whirlpool Corp.	20,700	4,513
*	AutoZone Inc.	2,070	3,089
	Darden Restaurants Inc.	15,000	2,190

		Shares	Market Value ($000)
*	Five Below Inc.	9,100	1,759
			2,510,740
Consumer Staples (0.0%)
*,1	Beyond Meat Inc.	8,000	1,260
Energy (2.0%)
	Hess Corp.	1,758,994	153,595
	Pioneer Natural Resources Co.	884,723	143,785
*,1	Transocean Ltd.	11,836,496	53,501
	EOG Resources Inc.	362,321	30,232
	Cabot Oil & Gas Corp.	1,338,350	23,368
*	Southwestern Energy Co.	3,550,000	20,128
*	TechnipFMC plc	82,200	744
*	Technip Energies NV	37,200	511
			425,864
Financials (8.0%)
	Morgan Stanley	3,723,941	341,448
	Charles Schwab Corp.	3,600,700	262,167
	Raymond James Financial Inc.	1,648,000	214,075
	Bank of America Corp.	5,072,317	209,132
	Northern Trust Corp.	1,569,251	181,437
	Wells Fargo & Co.	3,251,010	147,238
	Goldman Sachs Group Inc.	262,750	99,722
	JPMorgan Chase & Co.	525,700	81,767
	Discover Financial Services	600,000	70,974
	CME Group Inc.	222,354	47,290
	Progressive Corp.	306,700	30,121
	Tradeweb Markets Inc. Class A	210,000	17,758
	LPL Financial Holdings Inc.	93,000	12,553
	MarketAxess Holdings Inc.	25,510	11,826
	Citigroup Inc.	78,300	5,540
			1,733,048
Health Care (29.7%)
	Eli Lilly & Co.	4,339,068	995,903
*	Biogen Inc.	2,108,487	730,106
	Amgen Inc.	2,223,749	542,039
*	BioNTech SE ADR	2,179,696	487,990
*	BioMarin Pharmaceutical Inc.	5,250,200	438,077
*	BeiGene Ltd. ADR	1,000,631	343,407
*	Seagen Inc.	1,915,542	302,426
	Thermo Fisher Scientific Inc.	545,208	275,041
	Novartis AG ADR	2,603,000	237,498
	Bristol-Myers Squibb Co.	3,140,630	209,857
*	Boston Scientific Corp.	4,247,506	181,623
*	Illumina Inc.	383,600	181,523
*	Edwards Lifesciences Corp.	1,655,000	171,408
*	Elanco Animal Health Inc. (XNYS)	4,633,426	160,734
	Roche Holding AG	389,514	146,784
[1]	AstraZeneca plc ADR	2,206,100	132,145
*	Charles River Laboratories International Inc.	337,470	124,837
*	Livanova plc	1,445,940	121,618
	PerkinElmer Inc.	761,650	117,606
*	FibroGen Inc.	3,698,071	98,480
*	QIAGEN NV	1,930,000	93,373
*	Alkermes plc	3,366,000	82,534
	Abbott Laboratories	654,900	75,923
	Zimmer Biomet Holdings Inc.	400,800	64,457

		Shares	Market Value ($000)
*	Allogene Therapeutics Inc.	2,010,180	52,425
	Agilent Technologies Inc.	213,000	31,484
	Medtronic plc	157,000	19,488
*	Bridgebio Pharma Inc.	139,900	8,528
[2]	Siemens Healthineers AG	136,900	8,394
	Alcon Inc.	118,960	8,358
*	Omnicell Inc.	32,930	4,987
*	ImmunoGen Inc.	534,027	3,519
*	Repligen Corp.	12,870	2,569
*	Adaptive Biotechnologies Corp.	28,100	1,148
*	Guardant Health Inc.	7,900	981
*	Waters Corp.	2,607	901
	Cerner Corp.	9,400	735
*	IQVIA Holdings Inc.	2,959	717
			6,459,623
Industrials (12.4%)
	FedEx Corp.	1,628,674	485,882
*	Southwest Airlines Co.	8,475,814	449,981
*	AECOM	4,669,930	295,700
	Jacobs Engineering Group Inc.	2,030,419	270,898
*	Airbus SE	1,717,539	221,310
*	United Airlines Holdings Inc.	3,785,193	197,928
*	Delta Air Lines Inc.	3,142,010	135,923
*	American Airlines Group Inc.	5,072,700	107,592
*	JetBlue Airways Corp.	5,665,250	95,063
*	TransDigm Group Inc.	114,619	74,192
*	Lyft Inc. Class A	1,206,665	72,979
	Textron Inc.	782,100	53,785
	IDEX Corp.	216,730	47,691
	Old Dominion Freight Line Inc.	154,100	39,111
	Curtiss-Wright Corp.	328,000	38,953
*	Ryanair Holdings plc ADR	196,800	21,296
*	Uber Technologies Inc.	408,300	20,464
	Carrier Global Corp.	325,000	15,795
	AMETEK Inc.	110,000	14,685
	Union Pacific Corp.	60,000	13,196
	Caterpillar Inc.	60,000	13,058
	Rockwell Automation Inc.	41,300	11,813
*,1	TuSimple Holdings Inc. Class A	72,900	5,193
			2,702,488
Information Technology (28.2%)
	Microsoft Corp.	2,005,100	543,182
*	Micron Technology Inc.	4,998,084	424,737
*	Adobe Inc.	670,500	392,672
	NetApp Inc.	4,382,470	358,574
	Texas Instruments Inc.	1,780,020	342,298
	KLA Corp.	1,003,710	325,413
	Asml Holding NV GDR (Registered)	463,467	320,182
*	Flex Ltd.	16,921,982	302,396
*	Splunk Inc.	2,028,240	293,243
*	Trimble Inc.	3,521,321	288,150
	Universal Display Corp.	869,214	193,252
	QUALCOMM Inc.	1,279,230	182,840
*	Descartes Systems Group Inc.	2,514,765	173,921
	Corning Inc.	3,980,824	162,816
*	PayPal Holdings Inc.	538,630	157,000
	Entegris Inc.	1,192,900	146,691

		Shares	Market Value ($000)
	NVIDIA Corp.	181,650	145,338
	Visa Inc. Class A	512,400	119,809
*	Nuance Communications Inc.	1,893,360	103,075
	Intuit Inc.	206,100	101,024
*	Cree Inc.	916,500	89,753
*,1	BlackBerry Ltd.	7,312,376	89,357
	Telefonaktiebolaget LM Ericsson ADR	6,111,500	76,883
	Jabil Inc.	1,237,500	71,923
	Teradyne Inc.	486,200	65,131
	HP Inc.	2,033,400	61,388
*	FormFactor Inc.	1,678,674	61,204
*	Unity Software Inc.	502,484	55,188
	Intel Corp.	922,600	51,795
*,1	VMware Inc. Class A	285,000	45,591
	Hewlett Packard Enterprise Co.	3,034,430	44,242
*	WEX Inc.	211,890	41,085
*	Keysight Technologies Inc.	245,710	37,940
*	MongoDB Inc. Class A	102,200	36,947
	Oracle Corp.	405,000	31,525
*	Autodesk Inc.	101,200	29,540
*	Plantronics Inc.	698,800	29,161
*	salesforce.com Inc.	105,000	25,648
*	Cerence Inc.	227,700	24,298
*	Nutanix Inc. Class A	442,400	16,909
	Analog Devices Inc.	90,600	15,598
*	Crowdstrike Holdings Inc. Class A	59,400	14,928
*	Palo Alto Networks Inc.	20,800	7,718
*	Western Digital Corp.	107,180	7,628
*	Nokia Oyj ADR	690,000	3,671
	Mastercard Inc. Class A	9,600	3,505
	Applied Materials Inc.	10,700	1,524
*	DocuSign Inc. Class A	3,500	978
*	RingCentral Inc. Class A	2,750	799
*	Okta Inc.	3,000	734
*	Zoom Video Communications Inc. Class A	1,100	426
*	Arista Networks Inc.	50	18
			6,119,648
Materials (0.1%)
*	Ivanhoe Mines Ltd. Class A	3,880,700	28,019
	Albemarle Corp.	26,500	4,464
			32,483
Total Common Stocks (Cost $7,221,139)			21,183,927

		Shares	Market Value ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[3,4]	Vanguard Market Liquidity Fund, 0.056% (Cost $551,820)	5,519,339	551,934
Total Investments (100.1%) (Cost $7,772,959)			21,735,861
Other Assets and Liabilities—Net (-0.1%)			(17,274)
Net Assets (100%)			21,718,587
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $70,081,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $8,394,000, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $73,580,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,694,949	488,978	—	21,183,927
Temporary Cash Investments	551,934	—	—	551,934
Total	21,246,883	488,978	—	21,735,861